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   VIA EDGAR SYSTEM

   Securities and Exchange Commission
   450 Fifth Street, N.W.
   Judiciary Plaza
   Washington, DC  20549

             Re:  The Hennessy Funds, Inc.
                  File Nos. 333-00227 & 811-7493
                  Rule 497(j) Certification

   Ladies & Gentlemen:

             The undersigned officer of The Hennessy Funds, Inc. ("the Fund") does hereby certify pursuant to Rule 497(j) promulgated under the Securities Act of 1933, as amended: (i) that the form of statement of additional information that would have been filed under Paragraph (c) of Rule 497 promulgated under the Securities Act of 1933, as amended, would not have differed from that contained in Pre-Effective Amendment No. 1 to Form N-1A registration statement filed by the Fund on March 4, 1996, which is the most recent amendment to such registration statement; and (ii) that the text of Pre-Effective Amendment No. 1 was filed with the Securities and Exchange Commission by direct transmittal through the EDGAR system on March 4, 1996.

                                 Very truly yours,

                                 THE HENNESSY FUNDS, INC.



                                 By  /s/  Neil J. Hennessy